Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations

Note 18—Concentrations

During the three months ended September 30, 2022 and 2021, the Company had two significant customers that accounted for approximately 24% and 31% of total revenues, respectively. During the nine months ended September 30, 2022 and 2021, the Company had two significant customers that accounted for approximately 27% and 29% of total revenues, respectively. As of September 30, 2022 and December 31, 2021, approximately 22% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.

Note 16—Concentrations

During the years ended December 31, 2021 and 2020, the Company had two significant customers that accounted for approximately 30% and 28% of total revenues, respectively. As of December 31, 2021 and 2020, approximately 23% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.